2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued compensation	$ 2,225	$ 2,122	$ 1,656
Accrued professional fees	193	223	161
Accrued interest	532	511	109
Deferred rent		0	13
Accrued warranty	37	39	58
Accrued vacation	160	152	175
Accrued dividends	226	291	296
Stock subscription	276	276	0
Accrued expenses for licensee	429	429	0
Other accrued expenses	249	204	202
Total	$ 4,327	$ 4,247	$ 2,670